Investment in finance and sales-type leases, net (Minimum future lease payments to be received on finance and sales-type leases) (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Flight Equipment, Net [Abstract]
2021	$ 145,512
2022	207,102
2023	140,188
2024	113,698
2025	141,267
Thereafter	451,055
Undiscounted cash flows receivable	1,198,822
Less: Unearned income	(260,708)
Allowance for credit losses	(59,663)	$ 0
Sales-type and direct financing leases, lease receivable	$ 878,451